Income Taxes - Deferred Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss	$ 96,423	$ 82,031
Credit carryforwards	14,162	10,143
Stock-based compensation	5,924	3,149
Lease liability	16,691	9,288
Reserves, accruals and other	1,774	1,152
Other	331	0
Total deferred tax assets	135,305	105,763
Valuation allowance	(120,873)	(96,044)
Total deferred tax assets, net	14,432	9,719
Deferred tax liabilities:
Fixed asset basis and other	0	(858)
ROU asset basis	(14,432)	(8,861)
Total deferred tax liabilities	(14,432)	(9,719)
Net deferred tax assets	$ 0	$ 0